Net fee and commission income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Fee and commission income [abstract]
Revenue from contracts with customers	£ 3,758	£ 3,736
Other non-contract fee income	60	54
Fee and commission income	3,818	3,790
Fee and commission expenses	(939)	(961)
Net fee and commission income	2,879	2,829
Transactional member]
Fee and commission income [abstract]
Revenue from contracts with customers	1,145	1,353
Advisory [member]
Fee and commission income [abstract]
Revenue from contracts with customers	306	405
Brokerage and execution [member]
Fee and commission income [abstract]
Revenue from contracts with customers	685	536
Underwriting and syndication [member]
Fee and commission income [abstract]
Revenue from contracts with customers	1,468	1,240
Other [member]
Fee and commission income [abstract]
Revenue from contracts with customers	154	202
Operating segments [member] | Corporate and Investment bank [member]
Fee and commission income [abstract]
Revenue from contracts with customers	2,594	2,363
Other non-contract fee income	57	54
Fee and commission income	2,651	2,417
Fee and commission expenses	(441)	(350)
Net fee and commission income	2,210	2,067
Operating segments [member] | Corporate and Investment bank [member] | Transactional member]
Fee and commission income [abstract]
Revenue from contracts with customers	177	185
Operating segments [member] | Corporate and Investment bank [member] | Advisory [member]
Fee and commission income [abstract]
Revenue from contracts with customers	260	364
Operating segments [member] | Corporate and Investment bank [member] | Brokerage and execution [member]
Fee and commission income [abstract]
Revenue from contracts with customers	654	512
Operating segments [member] | Corporate and Investment bank [member] | Underwriting and syndication [member]
Fee and commission income [abstract]
Revenue from contracts with customers	1,468	1,240
Operating segments [member] | Corporate and Investment bank [member] | Other [member]
Fee and commission income [abstract]
Revenue from contracts with customers	35	62
Operating segments [member] | Consumer Payments and Private Bank [member]
Fee and commission income [abstract]
Revenue from contracts with customers	1,145	1,357
Other non-contract fee income	3	0
Fee and commission income	1,148	1,357
Fee and commission expenses	(497)	(611)
Net fee and commission income	651	746
Operating segments [member] | Consumer Payments and Private Bank [member] | Transactional member]
Fee and commission income [abstract]
Revenue from contracts with customers	968	1,168
Operating segments [member] | Consumer Payments and Private Bank [member] | Advisory [member]
Fee and commission income [abstract]
Revenue from contracts with customers	46	41
Operating segments [member] | Consumer Payments and Private Bank [member] | Brokerage and execution [member]
Fee and commission income [abstract]
Revenue from contracts with customers	31	24
Operating segments [member] | Consumer Payments and Private Bank [member] | Underwriting and syndication [member]
Fee and commission income [abstract]
Revenue from contracts with customers	0	0
Operating segments [member] | Consumer Payments and Private Bank [member] | Other [member]
Fee and commission income [abstract]
Revenue from contracts with customers	100	124
Head Office [member]
Fee and commission income [abstract]
Revenue from contracts with customers	19	16
Other non-contract fee income	0	0
Fee and commission income	19	16
Fee and commission expenses	(1)	0
Net fee and commission income	18	16
Head Office [member] | Transactional member]
Fee and commission income [abstract]
Revenue from contracts with customers	0	0
Head Office [member] | Advisory [member]
Fee and commission income [abstract]
Revenue from contracts with customers	0	0
Head Office [member] | Brokerage and execution [member]
Fee and commission income [abstract]
Revenue from contracts with customers	0	0
Head Office [member] | Underwriting and syndication [member]
Fee and commission income [abstract]
Revenue from contracts with customers	0	0
Head Office [member] | Other [member]
Fee and commission income [abstract]
Revenue from contracts with customers	£ 19	£ 16